Contracts with Customers - Disaggregation of Revenue (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disaggregation of Revenue [Line Items]
Revenue	$ 245.3	$ 307.5	$ 334.1
Over time
Disaggregation of Revenue [Line Items]
Revenue	234.7	288.8	314.2
Point in time
Disaggregation of Revenue [Line Items]
Revenue	$ 10.6	$ 18.7	$ 19.9